PROVISIONS - Asset Retirement Obligations (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 305,600,000
Balance, end of the year	316,100,000	$ 305,600,000
Less current portion	(17,100,000)	(15,800,000)
Non-current portion	299,000,000	289,800,000
Outstanding borrowing amount	1,300,000	3,200,000
Collateral, restricted cash guaranteeing asset retirement obligations	24,500,000	110,700,000
Surety Bond
Reconciliation of changes in other provisions [abstract]
Uncollateralized surety bonds outstanding to guarantee asset retirement obligations related to the Doyon mine	101,600,000	0	CAD 127.2
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	285,100,000	285,300,000
Revision of estimated cash flows and discount rates: Capitalized in property, plant and equipment	4,600,000	11,700,000
Revision of estimated cash flows and discount rates: Changes in asset retirement obligations at closed sites	7,500,000	(9,800,000)
Sale of 30% interest in the Côté Gold Project	(300,000)	0
Accretion expense	900,000	600,000
Disbursements	(5,000,000)	(2,700,000)
Balance, end of the year	292,800,000	285,100,000
Less current portion	(10,800,000)	(12,500,000)
Non-current portion	$ 282,000,000	$ 272,600,000